                                  July 28, 2005

Mr. Russell Mancuso
Branch Chief
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Mail Stop 6010
Washington, DC  20549

      RE:   CSQ HOLDING COMPANY
            AMENDMENT NO. 2 TO REGISTRATION STATEMENT ON FORM S-4
            FILED JULY 20, 2005
            FILE NO. 333-124514

Dear Mr. Mancuso:

      This letter sets forth the responses of CSQ Holding Company ("Newco"), Quinton Cardiology System, Inc. ("Quinton"), and Cardiac Science, Inc. ("Cardiac Science," and together with Newco and Quinton, the "companies") to the Staff's comments relating to Amendment No. 2 to Newco's Registration Statement on Form S-4 (the "Registration Statement") contained in your letter dated July 25, 2005 (the "Comment Letter"). The responses are numbered to correspond to the numbers of the comments in the Comment Letter. The additional or revised disclosure referred to in this letter is contained in pre-effective Amendment No. 3 to the Registration Statement (the "Amendment") filed on the date hereof, copies of which are enclosed for your convenience.

Do the persons involved in the transaction have interests, page 7

Comment No. 1

1.    Regarding your response to comment 1:


      - It remains unclear from the disclosure in this section how the compensation of CSQ directors and Mr. Cohen differ from their current compensation. Quantify these differences by individual.

      - Please tell us whether there are any plans to terminate Quinton officers or directors in a manner that would accelerate options or provide them any material benefit. If so, please disclose and quantify those benefits.
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Mr. Russell Mancuso
U.S. Securities and Exchange Commission
July 28, 2005
Page 2


Response to Comment No. 1

      In response to this comment, the companies have revised the disclosure on pages 9 and 85 of the Amendment to show how Mr. Cohen's compensation as chairman of Newco's board of directors, together with the cash severance benefits to which he will be entitled under his existing employment agreement with Cardiac Science, compares to his current cash compensation under his employment agreement. The Newco board of directors, which currently consists only of the Chief Executive Officers of Quinton and Cardiac Science (Messrs. Cohen and Hinson), has not yet established a director compensation plan for Newco directors. The parties believe that, as a matter of good corporate governance, director compensation matters for Newco's post-merger board should be considered and approved by the fully constituted board after the transaction has been consummated, not by the CEOs of Cardiac Science and Quinton while the transaction is pending. Because no director compensation plan for Newco's post-merger board of directors has been established, it is not possible to provide the comparison of the Quinton and Cardiac Science director compensation to the Newco director compensation.

      Following the merger, in light of recent integration planning decisions, one individual who is an executive officer of Quinton may be terminated following the consummation of the merger and therefore be entitled to receive the severance benefits described in the joint proxy statement prospectus. However, the decision regarding that individual's termination has not been finalized. Public disclosure of the possible termination of this individual at this time could negatively impact Quinton's efforts while the transaction is pending to retain staff under this individual's supervision. Moreover, specific disclosure of this individual's possible termination is not material to stockholders of either company for the following reasons:

- The individual is not the principal executive officer or principal financial or accounting officer and does not interface with the investment community or Quinton's stockholders, so it is unlikely that disclosure of his possible termination would cause a stockholder of Quinton or Cardiac Science to evaluate the merits of an investment in Newco differently than in the absence of such disclosure;

- The individual would receive aggregate cash severance benefits amounting to less than $115,000 and accelerated vesting of options to purchase less than 50,000 shares of Quinton common stock (representing 38,592 shares of Newco common stock after giving effect to the Quinton exchange ratio) that are only modestly in-the-money based on current trading prices for Quinton common stock, which would not represent a material cost to Newco.

Mr. Russell Mancuso
U.S. Securities and Exchange Commission
July 28, 2005
Page 3


- This individual was not involved in the negotiation of the merger transaction, so his right to receive severance benefits had no impact on the outcome of the negotiations or the Quinton board's decision to approve the transaction.

- The individual owns approximately 5,000 shares of Quinton common stock, so it is highly unlikely that his vote, whether or not motivated to any extent by his right to severance benefits, will impact the outcome of Quinton stockholders' vote on the transaction.

Reasons for the transaction, page 57

Comment No. 2

2.    Regarding the disclosure added in response to previous comment 4:

- Clarify what "historical information concerning Quinton's and Cardiac Science's respective businesses, prospects, financial performance and condition, operations, technology, management and competitive position" the board considered;

- Clarify the significance of the analysis of the trading prices mentioned in the addition on page 58;

- Clarify the significance of the similar market capitalizations mentioned in the additions on pages 58 and 62; and

- Clarify how the "relationship between the current and historical market values of Quinton common stock and Cardiac common stock" was considered by the board.

Response to Comment No. 2

      In response to the comment contained in the first bullet point, the disclosure on page 58 of the Amendment has been revised to clarify the information described in the referenced bullet point.

      In response to the comments contained in the remaining bullet points, the disclosure on page 58 has been revised to indicate that the information described in the remaining bullet points referred to in this comment provided context for the Quinton board's evaluation of the proposed equity ownership split between Quinton's and Cardiac Science's stockholders insofar as such information was generally (though not exclusively) indicative of the respective values of the companies. Similar disclosure has been added at page 62 with
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Mr. Russell Mancuso
U.S. Securities and Exchange Commission
July 28, 2005
Page 4


respect to the market capitalization factor considered by the Cardiac Science board. We respectfully submit that more specific disclosure regarding the significance of these factors to either company's board of directors is not possible. The referenced data were only a part of a large mix of factors considered by each party's board of directors in evaluating the transaction, and neither board made any specific findings as to the weight or significance of such data. As a result, any disclosure of the relative importance of these items to the directors would be speculative.

Comment No. 3

      3. Please expand your response to previous comment 5 to analyze (1) the materiality of the differences in the projections used and (2) whether investors should know that each party reached different conclusions regarding the performance of the companies when conducting their analyses and making their recommendations.

Response to Comment No. 3

      In response to this comment, we note that the parties each used the same projections for Quinton. Quinton's projections for Cardiac Science's revenue, EBIT and EBITDA in 2006 and 2007 were lower than Cardiac Science's projections for its own revenue, EBIT and EBITDA in those years by amounts in the following ranges:

          Revenue             12%   to   15%
          EBIT                53%   to   75%
          EBITDA              31%   to   32%

      Furthermore, we note that Quinton's projections for Newco's revenue, EBIT and EBITDA in 2006 and 2007 were lower than Cardiac Science's projections by amounts in the following ranges:


          Revenue              6%    to      8%
          EBIT                26%    to     27%
          EBITDA              15%    to     17%

Mr. Russell Mancuso
U.S. Securities and Exchange Commission
July 28, 2005
Page 5


As indicated in our letter dated July 20, 2005 in response to the Staff's previous comment 5, Quinton's more conservative projections for Cardiac Science and Newco reflected more cautious views by Quinton on Cardiac Science's prospective financial performance. While some of these differences are quantitatively significant, we believe that that disclosure of the fact that each party had reached different conclusions regarding the future performance of the companies is not necessary to make the disclosures regarding the background and reasons for the transaction materially accurate and complete. First, it is unlikely that a reasonable investor would expect that the projections used by the companies in negotiating and evaluating the transaction were identical (and there is nothing in the joint proxy statement/prospectus to suggest that they were). Second, while the projections may have been important to each party's evaluation of the transaction, they were only one of many important factors that shaped the outcome of the parties' negotiations and that informed each board's evaluation of the transaction. As is typical in mergers and acquisitions transactions, both companies independently assessed the projected financial performance of the constituent companies and Newco based in part on the companies' respective internal projections that were exchanged during the due diligence phase of the transaction. Parties to mergers and acquisition transactions inevitably draw different conclusions regarding a wide variety of matters investigated in the due diligence phase of a transaction such as, for example, the strength of each other's intellectual property position, manufacturing capabilities, management teams, distribution channels and other operational and financial factors that can impact the negotiation of a transaction and the evaluation undertaken by a party's board of directors. Projections represent, in large part, subjective judgments by the persons preparing them and, like many other matters evaluated during the course of a transaction with respect to which different judgments may exist, they are part of the give and take surrounding questions of valuation that are involved in concluding terms that are acceptable to both parties and their respective boards of directors. The fact that differences exist does not automatically suggest that stockholders must be aware of such differences in order to make an informed investment decision. We believe that it is possible to describe in all material respects the give and take on valuation discussions as the negotiations unfolded without including disclosure regarding the parties' different views as to the prospective financial performance of the parties or the combined company. Moreover, disclosure of the existence of differences in judgments about projections (or any other due diligence subject, for that matter) would present a significant risk of information overload, in that stockholders may be unable to identify the information and factors that are actually important to an informed investment decision. Finally, had Cardiac Science relied on Quinton's more conservative projections for Cardiac Science (instead of its own more optimistic projections

Mr. Russell Mancuso
U.S. Securities and Exchange Commission
July 28, 2005
Page 6


that it in fact relied on), it seems to follow that the 51.3% equity ownership split negotiated for Cardiac Science's security holders would have, if anything, appeared more favorable from the perspective of a Cardiac Science stockholder. Likewise, it also seems to follow that had Quinton relied on Cardiac Science's more optimistic projections for Cardiac Science (instead of its more conservative projections for Cardiac Science that it in fact relied on), the 48.7% equity ownership split negotiated for Quinton's stockholders would have, if anything, appeared more favorable from the perspective of a Quinton stockholder. Consequently, we believe it unlikely that disclosure regarding the existence of these differences would cause a stockholder of either company to evaluate the transaction differently than in the absence of such disclosure.

Opinions of the Financial Advisors, page 62

Comment No. 4

      4. We note your responses to comment 6; however, it remains unclear how the financial advisors chose which companies and transactions to include in its analyses and which to exclude.

Response to Comment No. 4

      In response to the Staff's previous comments, the disclosure was expanded to indicate the criteria used by SunTrust Robinson Humphrey in selecting the companies referenced in its selected companies analysis and selected transactions analysis and by CIBC World Markets in selecting the companies referenced in its selected companies analysis. Specifically, the disclosure was revised to indicate that SunTrust Robinson Humphrey selected small to middle market capitalization companies that operate within the medical device industry, including companies with a specific focus on cardiovascular devices, and that CIBC World Markets focused on, in the case of Cardiac Science, cardiovascular device and/or patient monitoring and capital equipment companies with market capitalizations of less than $1.0 billion and financial characteristics generally comparable to those of Cardiac Science and, in the case of Quinton, diversified medical devices companies with market capitalizations of less than $1.0 billion and financial characteristics generally comparable to those of Quinton. The disclosure also was clarified to indicate that the financial advisors' analyses do not necessarily utilize all companies that could be deemed comparable to Cardiac Science, Quinton or the proposed combined company. In addition, we supplementally advised the Staff in response to the previous comment that the financial advisors utilized each of the companies referenced in the disclosure relating to their respective analyses (except for certain data excluded by SunTrust Robinson Humphrey as outliers).

Mr. Russell Mancuso
U.S. Securities and Exchange Commission
July 28, 2005
Page 7


      We note for the Staff that the level of disclosure currently reflected with respect to the selected criteria utilized by each financial advisor is consistent with other proxy disclosures reviewed by the Staff. As with any valuation methodology, a certain degree of professional judgment is applied by a financial advisor when selecting companies within a particular industry. We have been informed by the financial advisors that they believe that it is not necessary or customary for a financial advisor to utilize every company that could fall within its selected criteria so long as a sufficient number of companies comparable to the company which is the subject of its analysis is used, and we believe that the disclosure currently provides sufficient detail as to the material criteria used by each financial advisor for purposes of its analyses. However, in light of the Staff's comment, we have made clarifying revisions to the disclosure appearing on pages 63 and 77 to reflect the relevance, in the professional judgment of each financial advisor, of the companies referenced in its analyses.

Exhibit 8.2

Comment No. 5

      5. Given your changes to the disclosure that was the basis of the opinion, you should file an updated opinion.

Response to Comment No. 5

      In response to this comment, Exhibit 8.2 has been refiled with a more recent date.

                                    * * * * *

      The parties would greatly appreciate your prompt response to this letter. If you have any further comments or questions regarding this letter or the Amendment, please contact me at (206) 359-3793, Stewart M. Landefeld at (206) 359-8430 or S. Paul Sassalos at (206) 359-8890.

                                    Very truly yours,


                                    /s/Eric A. DeJong

cc (via fax): Quinton Cardiology Systems, Inc. (John Hinson and Michael Matysik)
              Cardiac Science, Inc. (Raymond Cohen and Roderick de Greef) Stradling Yocca Carlson & Rauth (Shivbir S. Grewel, Esq.)
              Perkins Coie LLP (Stewart M. Landefeld, Esq.)